STOCKHOLDER'S EQUITY (Details Narrative) - shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	Sep. 30, 2011	Aug. 31, 2011
Recent Sales of Unregistered Securities
Issued shares of common stock for property option	4,000	750,000
Convertible Preferred Stock
Series B Preferred Stock converted into common stock		1,604,600
Total shares of Series B Preferred Stock remaining after conversions		400,000
Common Stock Options
Reserved shares of common stock for issuance					4,500,000
Stock options issued	4,500,000		400,000		4,060,000
Series B Preferred Stock
Convertible Preferred Stock
Preferred Stock designated as Series B Preferred Stock				5,000,000
Series A Preferred Stock
Convertible Preferred Stock
Preferred Stock designated as Series A Preferred Stock						5,000,000